Title Review Summary

Customer Loan ID	Seller Loan ID	Resolution
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.
No Issues.